Cover	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	GCM Grosvenor Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819796